Expense Example - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIP Stock Selector All Cap Portfolio - VIP Stock Selector All Cap Portfolio - Investor Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798